Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2025
Registrant Name	dei_EntityRegistrantName	MFS® SERIES TRUST X
Entity Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2026
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Feb. 27, 2026
MFS Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLAX
MFS Emerging Markets Debt Local Currency Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLBX
MFS Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLCX
MFS Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLIX
MFS Emerging Markets Debt Local Currency Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLJX
MFS Emerging Markets Debt Local Currency Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLKX
MFS Emerging Markets Debt Local Currency Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLLX
MFS Emerging Markets Debt Local Currency Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLMX
MFS Emerging Markets Debt Local Currency Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLNX